Goldman Sachs US Mortgages Fund Expense Example - Class A Inst Inv Separate Account Inst R6 Shares [Member] - Goldman Sachs US Mortgages Fund	Mar. 31, 2026 USD ($)
Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 452
Expense Example, with Redemption, 3 Years	642
Expense Example, with Redemption, 5 Years	848
Expense Example, with Redemption, 10 Years	1,441
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	46
Expense Example, with Redemption, 3 Years	173
Expense Example, with Redemption, 5 Years	311
Expense Example, with Redemption, 10 Years	713
Service Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	110
Expense Example, with Redemption, 3 Years	343
Expense Example, with Redemption, 5 Years	595
Expense Example, with Redemption, 10 Years	1,317
Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	54
Expense Example, with Redemption, 3 Years	198
Expense Example, with Redemption, 5 Years	355
Expense Example, with Redemption, 10 Years	810
Separate Account Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	45
Expense Example, with Redemption, 3 Years	170
Expense Example, with Redemption, 5 Years	305
Expense Example, with Redemption, 10 Years	701
Class R Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	118
Expense Example, with Redemption, 3 Years	368
Expense Example, with Redemption, 5 Years	638
Expense Example, with Redemption, 10 Years	1,409
Class R6 Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	45
Expense Example, with Redemption, 3 Years	170
Expense Example, with Redemption, 5 Years	305
Expense Example, with Redemption, 10 Years	$ 701